Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,443	$ 1,135	$ 2,732	$ 2,188
United States
Disaggregation of Revenue [Line Items]
Total Revenue	556	374	944	756
PRC
Disaggregation of Revenue [Line Items]
Total Revenue	213	250	413	459
Japan
Disaggregation of Revenue [Line Items]
Total Revenue	250	206	526	360
Taiwan
Disaggregation of Revenue [Line Items]
Total Revenue	255	175	431	321
Republic of Korea
Disaggregation of Revenue [Line Items]
Total Revenue	105	82	222	151
Other countries
Disaggregation of Revenue [Line Items]
Total Revenue	$ 64	$ 48	$ 196	$ 141